Offsets	Oct. 30, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NiSource Inc.
Form or Filing Type	S-3
File Number	333-268084
Initial Filing Date	Feb. 22, 2024
Fee Offset Claimed	$ 7,008.40
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 47,482,185.81
Offset Note	The Registrant is registering shares of common stock having a proposed maximum aggregate offering price of up to $1,500,000,000 pursuant to the prospectus supplement to which this exhibit is attached (the "Current Prospectus Supplement"). The Company has previously registered shares of common stock having an aggregate offering price of up to $900,000,000, offered by means of a prospectus supplement dated February 22, 2024 (the "2024 Prospectus Supplement") and an accompanying prospectus dated November 1, 2022 pursuant to a Registration Statement on Form S-3 (Registration No. 333-268084) filed on November 1, 2022. In connection with the filing of the 2024 Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $100,110.00, after accounting for a fee offset of $32,730.00 related to unsold securities under a prior prospectus supplement and registration statement. Shares of common stock having an aggregate offering price of $852,517,842.19 were offered and sold pursuant to the 2024 Prospectus Supplement. The Registrant has terminated the offering of shares of common stock under the 2024 Prospectus Supplement. Shares of common stock having a proposed maximum offering price of $47,482,185.81 that are being registered pursuant to the Current Prospectus Supplement represent unsold securities previously registered pursuant to the 2024 Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, $7,008.40 of the registration fees that were paid with respect to the shares of common stock that were previously registered pursuant to the 2024 Prospectus Supplement and were not sold thereunder is offset against the registration fee of $207,150.00 due for this offering. The remaining balance of the registration fee, $200,141.60, is being paid herewith in connection with the filing of the Current Prospectus Supplement.
Termination / Withdrawal Statement	The Registrant has terminated the offering of shares of common stock under the 2024 Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NiSource Inc.
Form or Filing Type	S-3
File Number	333-268084
Filing Date	Feb. 22, 2024
Fee Paid with Fee Offset Source	$ 100,110.00